Warrants (Tables)	6 Months Ended
Jun. 30, 2025
Guarantees and Product Warranties [Abstract]
Schedule of Black-Scholes model

	December 31, 2024	December 31, 2024	June 30, 2025	June 30, 2025
	USD	RMB	USD	RMB
Input
Share price	3.76	27.03	15.27	109.31
Risk-free interest rate	4.26%	4.26%	3.96%	3.96%
Volatility	59.50%	59.50%	58.70%	58.70%
Exercise price	2,300.00	16,533.32	69,000.00	495,999.60
Warrant life (yr)	2.92	2.92	2.42	2.42